GOODWILL AND INTANGIBLE ASSETS - Changes in Goodwill by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill
Balance of goodwill at beginning of period	$ 23,592	$ 25,009	$ 25,673
Foreign exchange translation and other	(1,000)	(1,214)	(577)
Divestitures, purchase accounting adjustments and other	(212)	(203)	(25)
Intersegment transfers in/(out)	0	0
Impairment of goodwill	(31)	0	0
Balance of goodwill at end of period	22,349	23,592	25,009
Global Consumer Banking
Goodwill
Balance of goodwill at beginning of period	13,217	13,985
Foreign exchange translation and other	(355)	(505)
Divestitures, purchase accounting adjustments and other	(24)	(86)
Intersegment transfers in/(out)	(106)	(177)
Impairment of goodwill	0
Balance of goodwill at end of period	12,732	13,217	13,985
Institutional Clients Group
Goodwill
Balance of goodwill at beginning of period	10,156	10,868
Foreign exchange translation and other	(644)	(711)
Divestitures, purchase accounting adjustments and other	(1)	(1)
Intersegment transfers in/(out)	34	0
Impairment of goodwill	0
Balance of goodwill at end of period	9,545	10,156	10,868
Citi Holdings
Goodwill
Balance of goodwill at beginning of period	219	156
Foreign exchange translation and other	(1)	2
Divestitures, purchase accounting adjustments and other	(187)	(116)
Intersegment transfers in/(out)	72	177
Impairment of goodwill	(31)
Balance of goodwill at end of period	$ 72	$ 219	$ 156